Allowance for Optioned Properties (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	May 24, 2022	Oct. 21, 2021	Sep. 16, 2021	Apr. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Liability against the property	$ 191,697
Common shares issued, shares	7,050,000			28,176,951
Initial amount received on signing LOI							$ 250,000
Fair value of stock option	$ 126,697				$ 1,456,407		1,456,407
Expenditure in exploration					$ 1,706,407		$ 1,706,407
Ownership percentage	60.00%
Common shares issued, shares					35,226,951		35,226,951
Expenditure in exploration	$ 1,000,000				$ 0	$ 8,866	$ 144,816	$ 33,756
Common stock issued, amount	500,000
Amount paid for acquisition	65,000
Equity Common Stock
Common shares issued, shares							200,000
Fish Lake Property [Member]
Initial amount received on signing LOI				$ 500,000
Fair value of stock option						$ 1,456,407	$ 1,456,407
Ownership percentage				60.00%
Common shares received, amount					$ 126,697		126,697
San Emidio [Member]
Common shares issued, shares			200,000		200,000
Initial amount received on signing LOI			$ 50,000
Ownership percentage			80.00%
Common shares received, amount			$ 51,260		$ 51,260		51,260
Altura [Member] | Fish Lake Property [Member]
Initial amount received on signing LOI		$ 500,000		$ 500,000
Fair value of stock option	$ 126,697			$ 1,456,407
Ownership percentage		60.00%		60.00%
Expenditure in exploration		$ 2,000,000		$ 2,000,000
Common stock issued, amount				500,000	$ 50,000		$ 50,000
Amount paid for acquisition		$ 675,000		$ 675,000
Altura [Member] | Big North Smokey [Member]
Common shares issued, shares	7,050,000
Fair value of stock option	$ 126,697
Ownership percentage	60.00%
Expenditure in exploration	$ 1,000,000
Common stock issued, amount	500,000
Amount paid for acquisition	$ 65,000
Surge Battery Metals [Member] | San Emidio [Member]
Common shares issued, shares					50,000		200,000
Initial amount received on signing LOI			$ 50,000		$ 50,000		$ 50,000
Liability against the property					$ 101,260		$ 101,260